Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000168333
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class A
Trading Symbol	RSPFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	1.33%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
AssetsNet	$ 471,205,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

C000168334
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R
Trading Symbol	RSPKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$85	1.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
AssetsNet	$ 471,205,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

C000244343
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R6
Trading Symbol	RPPRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 471,205,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

C000168335
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class Y
Trading Symbol	RSPYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 471,205,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

C000219866
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Member Class
Trading Symbol	RSPMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
AssetsNet	$ 471,205,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$471,205
Number of Holdings	68
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.9%
Consumer Staples	3.7%
Materials	6.7%
Health Care	6.9%
Information Technology	8.2%
Consumer Discretionary	8.9%
Energy	9.0%
Real Estate	9.4%
Industrials	13.6%
Financials	28.0%

C000168336
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class A
Trading Symbol	RSVAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
AssetsNet	$ 277,748,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$277,748
Number of Holdings	64
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	5.5%
Energy	5.9%
Consumer Discretionary	6.0%
Utilities	6.4%
Consumer Staples	6.8%
Health Care	7.4%
Real Estate	9.4%
Information Technology	10.1%
Financials	18.1%
Industrials	19.7%

C000168337
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class C
Trading Symbol	RVACX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$106	2.07%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.07%
AssetsNet	$ 277,748,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$277,748
Number of Holdings	64
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	5.5%
Energy	5.9%
Consumer Discretionary	6.0%
Utilities	6.4%
Consumer Staples	6.8%
Health Care	7.4%
Real Estate	9.4%
Information Technology	10.1%
Financials	18.1%
Industrials	19.7%

C000168339
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class Y
Trading Symbol	RSVYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 277,748,000
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$277,748
Number of Holdings	64
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	5.5%
Energy	5.9%
Consumer Discretionary	6.0%
Utilities	6.4%
Consumer Staples	6.8%
Health Care	7.4%
Real Estate	9.4%
Information Technology	10.1%
Financials	18.1%
Industrials	19.7%

C000168329
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class A
Trading Symbol	GPAFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 524,088,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$524,088
Number of Holdings	51
Portfolio Turnover	11%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.1%
Communication Services	7.1%
Consumer Staples	7.3%
Energy	7.9%
Information Technology	10.8%
Industrials	15.3%
Health Care	16.9%
Financials	20.5%

C000168330
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class C
Trading Symbol	RCOCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$90	1.69%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.69%
AssetsNet	$ 524,088,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$524,088
Number of Holdings	51
Portfolio Turnover	11%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.1%
Communication Services	7.1%
Consumer Staples	7.3%
Energy	7.9%
Information Technology	10.8%
Industrials	15.3%
Health Care	16.9%
Financials	20.5%

C000168332
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class Y
Trading Symbol	RCEYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 524,088,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$524,088
Number of Holdings	51
Portfolio Turnover	11%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.1%
Communication Services	7.1%
Consumer Staples	7.3%
Energy	7.9%
Information Technology	10.8%
Industrials	15.3%
Health Care	16.9%
Financials	20.5%

C000168416
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class A
Trading Symbol	RSINX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
AssetsNet	$ 49,604,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$49,604
Number of Holdings	30
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	3.2%
Communication Services	4.4%
Materials	5.6%
Real Estate	7.3%
Health Care	7.8%
Information Technology	7.9%
Energy	10.6%
Consumer Staples	10.8%
Industrials	15.1%
Financials	20.9%

C000168417
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class C
Trading Symbol	RIVCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$109	2.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.07%
AssetsNet	$ 49,604,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$49,604
Number of Holdings	30
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	3.2%
Communication Services	4.4%
Materials	5.6%
Real Estate	7.3%
Health Care	7.8%
Information Technology	7.9%
Energy	10.6%
Consumer Staples	10.8%
Industrials	15.1%
Financials	20.9%

C000168419
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class Y
Trading Symbol	RSIYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 49,604,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$49,604
Number of Holdings	30
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	3.2%
Communication Services	4.4%
Materials	5.6%
Real Estate	7.3%
Health Care	7.8%
Information Technology	7.9%
Energy	10.6%
Consumer Staples	10.8%
Industrials	15.1%
Financials	20.9%

C000168359
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class A
Trading Symbol	RSNRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
AssetsNet	$ 315,157,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$315,157
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.6%
Energy	45.2%
Materials	45.2%

C000168360
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class C
Trading Symbol	RGNCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$118	2.28%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.28%
AssetsNet	$ 315,157,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$315,157
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.6%
Energy	45.2%
Materials	45.2%

C000168362
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class Y
Trading Symbol	RSNYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 315,157,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$315,157
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.6%
Energy	45.2%
Materials	45.2%

C000168408
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	RSEGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$71	1.40%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%
AssetsNet	$ 504,209,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

C000168409
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	REGWX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$109	2.16%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.16%
AssetsNet	$ 504,209,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

C000193682
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSEJX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 504,209,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

C000168411
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	RSYEX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
AssetsNet	$ 504,209,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$504,209
Number of Holdings	109
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.5%
Health Care	23.2%

C000168400
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class A
Trading Symbol	RSDGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$72	1.40%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
AssetsNet	$ 93,647,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

C000168401
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class C
Trading Symbol	RSGFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$112	2.18%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.18%
AssetsNet	$ 93,647,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

C000172970
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class R6
Trading Symbol	RSSRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 93,647,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

C000168403
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class Y
Trading Symbol	RSSYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
AssetsNet	$ 93,647,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$93,647
Number of Holdings	61
Portfolio Turnover	69%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.0%
Consumer Staples	1.6%
Energy	4.0%
Financials	11.9%
Consumer Discretionary	12.3%
Industrials	19.9%
Information Technology	22.0%
Health Care	23.0%

C000168396
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	RSMOX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 73,311,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

C000168397
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	RMOCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$109	2.11%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.11%
AssetsNet	$ 73,311,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

C000172969
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMORX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 73,311,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

C000168399
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	RMOYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 73,311,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

C000219869
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Member Class
Trading Symbol	RMOMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 73,311,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$73,311
Number of Holdings	77
Portfolio Turnover	64%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Energy	4.4%
Communication Services	6.2%
Financials	12.2%
Health Care	15.5%
Consumer Discretionary	15.8%
Industrials	16.9%
Information Technology	24.4%

C000168393
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class A
Trading Symbol	RSGRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$61	1.10%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.10%
AssetsNet	$ 333,173,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$333,173
Number of Holdings	43
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.6%
Industrials	4.9%
Consumer Staples	5.0%
Financials	5.2%
Health Care	8.4%
Consumer Discretionary	9.4%
Communication Services	14.8%
Information Technology	49.9%

C000168394
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class C
Trading Symbol	RGWCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$107	1.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.93%
AssetsNet	$ 333,173,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$333,173
Number of Holdings	43
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.6%
Industrials	4.9%
Consumer Staples	5.0%
Financials	5.2%
Health Care	8.4%
Consumer Discretionary	9.4%
Communication Services	14.8%
Information Technology	49.9%

C000168392
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class Y
Trading Symbol	RGRYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$46	0.83%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
AssetsNet	$ 333,173,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$333,173
Number of Holdings	43
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.6%
Industrials	4.9%
Consumer Staples	5.0%
Financials	5.2%
Health Care	8.4%
Consumer Discretionary	9.4%
Communication Services	14.8%
Information Technology	49.9%

C000168412
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class A
Trading Symbol	RSIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$78	1.47%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.47%
AssetsNet	$ 185,497,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$185,497
Number of Holdings	91
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.5%
Financials	2.9%
Consumer Discretionary	5.1%
Communication Services	10.1%
Health Care	25.7%
Information Technology	51.4%

C000168413
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class C
Trading Symbol	RINCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$121	2.28%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.28%
AssetsNet	$ 185,497,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$185,497
Number of Holdings	91
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.5%
Financials	2.9%
Consumer Discretionary	5.1%
Communication Services	10.1%
Health Care	25.7%
Information Technology	51.4%

C000168415
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class Y
Trading Symbol	RIFYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
AssetsNet	$ 185,497,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$185,497
Number of Holdings	91
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	0.5%
Financials	2.9%
Consumer Discretionary	5.1%
Communication Services	10.1%
Health Care	25.7%
Information Technology	51.4%

C000168404
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Class A
Trading Symbol	GPSCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
AssetsNet	$ 32,806,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

C000168405
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Class C
Trading Symbol	RSCCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$107	2.10%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%
AssetsNet	$ 32,806,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

C000168407
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	RSCYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 32,806,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

C000219870
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Equity Fund
Class Name	Member Class
Trading Symbol	RSMMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 32,806,000
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,806
Number of Holdings	39
Portfolio Turnover	94%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.2%
Materials	1.5%
Energy	5.0%
Health Care	15.0%
Information Technology	16.2%
Consumer Discretionary	16.3%
Financials	20.4%
Industrials	23.4%

C000168344
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class A
Trading Symbol	GUBGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
AssetsNet	$ 411,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

C000168345
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class C
Trading Symbol	RIGCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$96	1.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.88%
AssetsNet	$ 411,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

C000168346
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R
Trading Symbol	RIGKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$71	1.38%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
AssetsNet	$ 411,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

C000213174
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R6
Trading Symbol	RSIRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 411,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

C000168347
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class Y
Trading Symbol	RSIGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 411,191,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$411,191
Number of Holdings	80
Portfolio Turnover	8%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.6%
Consumer Staples	9.2%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.2%
Financials	18.7%

C000168340
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class A
Trading Symbol	RSGGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,049,124,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

C000168341
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class C
Trading Symbol	RGGCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$85	1.60%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.60%
AssetsNet	$ 1,049,124,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

C000168342
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R
Trading Symbol	RGGKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,049,124,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

C000213170
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R6
Trading Symbol	RGGRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,049,124,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

C000168343
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class Y
Trading Symbol	RGGYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,049,124,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,049,124
Number of Holdings	99
Portfolio Turnover	9%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.4%
Energy	3.8%
Materials	4.2%
Consumer Staples	6.3%
Industrials	8.8%
Communication Services	9.2%
Consumer Discretionary	10.4%
Health Care	11.0%
Financials	16.3%
Information Technology	24.9%

C000168352
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class A
Trading Symbol	GBEMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
AssetsNet	$ 369,391,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

C000168353
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class C
Trading Symbol	REMGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$112	2.14%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.14%
AssetsNet	$ 369,391,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

C000168354
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class R
Trading Symbol	REMKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$82	1.58%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
AssetsNet	$ 369,391,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

C000172968
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class R6
Trading Symbol	RSERX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 369,391,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

C000168355
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets Fund
Class Name	Class Y
Trading Symbol	RSENX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
AssetsNet	$ 369,391,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$369,391
Number of Holdings	121
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.0%
Energy	3.6%
Health Care	3.9%
Materials	6.7%
Communication Services	8.5%
Industrials	10.1%
Consumer Discretionary	15.4%
Financials	19.8%
Information Technology	23.4%

C000168370
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class A
Trading Symbol	RLDAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 117,987,000
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$117,987
Number of Holdings	202
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	27.4%
Asset-Backed Securities	24.6%
Collateralized Mortgage Obligations	22.4%
Yankee Dollars	12.0%
U.S. Treasury Obligations	8.4%
U.S. Government Agency Mortgages	2.4%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

 ** Other includes investments which are each under 2% of the new assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168371
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class C
Trading Symbol	RLDCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$81	1.62%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
AssetsNet	$ 117,987,000
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$117,987
Number of Holdings	202
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	27.4%
Asset-Backed Securities	24.6%
Collateralized Mortgage Obligations	22.4%
Yankee Dollars	12.0%
U.S. Treasury Obligations	8.4%
U.S. Government Agency Mortgages	2.4%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

 ** Other includes investments which are each under 2% of the new assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168373
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSDYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 117,987,000
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$117,987
Number of Holdings	202
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	27.4%
Asset-Backed Securities	24.6%
Collateralized Mortgage Obligations	22.4%
Yankee Dollars	12.0%
U.S. Treasury Obligations	8.4%
U.S. Government Agency Mortgages	2.4%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

 ** Other includes investments which are each under 2% of the new assets of the Fund.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168374
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class A
Trading Symbol	GUHYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 182,313,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168375
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class C
Trading Symbol	RHYCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
AssetsNet	$ 182,313,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168376
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class R
Trading Symbol	RHYKX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
AssetsNet	$ 182,313,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168377
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class Y
Trading Symbol	RSYYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 182,313,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$182,313
Number of Holdings	139
Portfolio Turnover	39%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	58.2%
Senior Secured Loans	16.7%
Yankee Dollars	16.5%
Exchange-Traded Funds	2.0%
OtherFootnote Reference**	0.4%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168378
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class A
Trading Symbol	GUTEX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 34,211,000
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$34,211
Number of Holdings	59
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
School District	4.0%
Water	5.9%
Tobacco Settlement	6.0%
Development	6.2%
Higher Education	7.0%
Transportation	7.4%
Medical	11.8%
Nursing Homes	12.3%
Education	12.4%
General	13.1%

C000168379
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RETCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$80	1.60%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 34,211,000
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$34,211
Number of Holdings	59
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
School District	4.0%
Water	5.9%
Tobacco Settlement	6.0%
Development	6.2%
Higher Education	7.0%
Transportation	7.4%
Medical	11.8%
Nursing Homes	12.3%
Education	12.4%
General	13.1%

C000168380
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class Y
Trading Symbol	RSTYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 34,211,000
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$34,211
Number of Holdings	59
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
School District	4.0%
Water	5.9%
Tobacco Settlement	6.0%
Development	6.2%
Higher Education	7.0%
Transportation	7.4%
Medical	11.8%
Nursing Homes	12.3%
Education	12.4%
General	13.1%

C000168381
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	RSHMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 35,181,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

C000168382
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	RSHCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$79	1.57%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%
AssetsNet	$ 35,181,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

C000168383
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class Y
Trading Symbol	RHMYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 35,181,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

C000219867
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Member Class
Trading Symbol	RHMMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 35,181,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$35,181
Number of Holdings	77
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

Value	Value
Water	0.9%
Housing	2.3%
Power	2.9%
Transportation	4.9%
Medical	7.8%
Higher Education	9.3%
General	9.5%
Nursing Homes	15.6%
Development	18.2%
Education	24.4%

C000168384
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class A
Trading Symbol	RSFLX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 701,085,000
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%

C000168385
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class C
Trading Symbol	RSFCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 701,085,000
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%

C000168387
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class Y
Trading Symbol	RSFYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 701,085,000
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%

C000219868
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Member Class
Trading Symbol	RSFMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 701,085,000
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$701,085
Number of Holdings	199
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.2%
Materials	1.4%
Consumer Staples	2.6%
Information Technology	3.7%
Energy	4.2%
Communication Services	6.3%
Health Care	10.9%
Industrials	15.5%
Consumer Discretionary	22.8%
Financials	27.2%